Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 236,506	$ (251,993)	$ (149,498)
Other comprehensive income (loss), net of tax:
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs, net of tax	(109)	(107)	(110)
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, net of tax	6,510	12,320	5,178
Actuarial gain (loss) arising during the year, net of tax	(58,403)	45,070	(12,356)
Unrealized gains on investments, net of tax	258	629	388
Reclassification adjustment for realized loss (gain) on investments, net of tax	(390)	123
Other comprehensive income (loss)	(52,134)	58,035	(6,900)
Comprehensive income (loss)	184,372	(193,958)	(156,398)
Comprehensive income attributable to noncontrolling interest	(3,974)	(3,687)	(1,639)
Comprehensive income (loss) attributable to Intelsat S.A.	$ 180,398	$ (197,645)	$ (158,037)